OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jul. 17, 2014	Jul. 17, 2014	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable
Notes and loans receivables, net of discount of $0 and $853, respectively			$ 10,984	$ 13,261	$ 13,939	$ 3,249
Federal and state income tax receivable			7,465	15,142	15,092	16
Other			731	582	706	2,039
Total Other receivables			19,180	28,985	29,737	5,304
Less: Notes and loans receivable, non-current			7,808	8,593	9,184	699
Total other receivables, current portion			11,372	20,392	20,553	4,605
Discount of notes receivable other			$ 776	$ 814	$ 853	$ 0
Bee Caves Games, Inc
Financing Receivable
Note receivable, Face Amount	$ 4,500	$ 4,500
Note receivable, stated interest rate (as a percent)	7.00%	7.00%
Note receivable, interest only payments term	24 months	24 months
Note receivable, Repayment of principle and interest term	48 months	48 months